Condensed Consolidated Statements of Comprehensive Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Consolidated Statements of Comprehensive Income or Loss
Net loss	$ (100,695)	$ (79,782)
Total comprehensive loss	(100,695)	(79,782)
Attributable to:
Equity holders of the parent	$ (100,695)	$ (79,782)